Employee Benefits	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefits	Employee Benefits
Defined Contribution Savings Plans
Aon maintains defined contribution savings plans for the benefit of its employees. The expense recognized for these plans is included in Compensation and benefits in the Consolidated Statements of Income. The expense for the significant plans in the U.S., U.K., Netherlands and Canada is as follows (in millions):

Years ended December 31	2019	2018	2017
U.S.	$98	$98	$105
U.K.	41	45	43
Netherlands and Canada	25	25	25
Total	$164	$168	$173

Pension and Other Postretirement Benefits
The Company sponsors defined benefit pension and postretirement health and welfare plans that provide retirement, medical, and life insurance benefits. The postretirement health care plans are contributory, with retiree contributions adjusted annually, and the life insurance and pension plans are generally noncontributory. The significant U.S., U.K., Netherlands and Canada pension plans are closed to new entrants.
Pension Plans
The following tables provide a reconciliation of the changes in the projected benefit obligations and fair value of assets for the years ended December 31, 2019 and 2018, and a statement of the funded status as of December 31, 2019 and 2018, for Aon’s significant U.K., U.S., and other major pension plans, which are located in the Netherlands and Canada. These plans represent approximately 91% of the Company’s projected benefit obligations.

	U.K.		U.S.		Other
(millions)	2019	2018	2019	2018	2019	2018
Change in projected benefit obligation
At January 1	$4,129	$4,893	$2,877	$3,155	$1,271	$1,401
Service cost	—	—	—	—	—	—
Interest cost	109	109	108	99	27	27
Plan amendment	10	13	—	—	—	—
Settlements	(22)	(176)	—	—	—	—
Actuarial loss (gain)	594	(297)	373	(221)	177	(47)
Benefit payments	(168)	(160)	(166)	(156)	(42)	(43)
Foreign currency impact	127	(253)	—	—	(8)	(67)
As of December 31	$4,779	$4,129	$3,192	$2,877	$1,425	$1,271
Accumulated benefit obligation at end of year	$4,779	$4,129	$3,192	$2,877	$1,391	$1,247
Change in fair value of plan assets
At January 1	$5,225	$5,906	$1,796	$1,958	$1,155	$1,256
Actual return on plan assets	687	(125)	398	(141)	182	(19)
Employer contributions	78	97	38	135	19	20
Settlements	(22)	(176)	—	—	—	—
Benefit payments	(168)	(160)	(166)	(156)	(42)	(43)
Foreign currency impact	159	(317)	—	—	(11)	(59)
As of December 31	$5,959	$5,225	$2,066	$1,796	$1,303	$1,155
Market related value at end of year	$5,959	$5,225	$1,969	$1,981	$1,303	$1,155
Amount recognized in Statement of Financial Position as of December 31
Funded status	$1,180	$1,096	$(1,126)	$(1,081)	$(122)	$(116)
Unrecognized prior-service cost	40	30	1	3	(6)	(7)
Unrecognized loss	1,204	1,106	1,762	1,705	460	440
Net amount recognized	$2,424	$2,232	$637	$627	$332	$317

In September 2018, the Company made a cash contribution of $100 million to the qualified U.S. pension plan, which allowed the pension contribution tax deduction to be taken at the 2017 federal tax rate of 35%.

Amounts recognized in the Consolidated Statements of Financial Position consist of (in millions):

	U.K.		U.S.		Other
	2019	2018	2019	2018	2019	2018
Prepaid benefit cost (1)	$1,200	$1,113	$—	$—	$—	$—
Accrued benefit liability - current (2)	(1)	(1)	(50)	(46)	(5)	(5)
Accrued benefit liability - non-current (3)	(19)	(16)	(1,076)	(1,035)	(117)	(111)
Accumulated other comprehensive loss	1,244	1,136	1,763	1,708	454	433
Net amount recognized	$2,424	$2,232	$637	$627	$332	$317

(1)	Included in Prepaid pension

(2)	Included in Other current liabilities

(3)	Included in Pension, other postretirement, and postemployment liabilities
Amounts recognized in Accumulated other comprehensive loss (income) that have not yet been recognized as components of net periodic benefit cost at December 31, 2019 and 2018 consist of (in millions):

	U.K.		U.S.		Other
	2019	2018	2019	2018	2019	2018
Net loss	$1,204	$1,106	$1,762	$1,705	$460	$440
Prior service cost (income)	40	30	1	3	(6)	(7)
Total	$1,244	$1,136	$1,763	$1,708	$454	$433

In 2019, U.S. plans with a projected benefit obligation (“PBO”) and an accumulated benefit obligation (“ABO”) in excess of the fair value of plan assets had a PBO of $3.1 billion, an ABO of $3.1 billion, and plan assets with a fair value of $2.0 billion. U.K. plans with a PBO and an ABO in excess of the fair value of plan assets had a PBO of $54 million, an ABO of $54 million and plan assets with a fair value of $34 million. Other plans with a PBO in excess of the fair value of plan assets had a PBO of $1.4 billion and plan assets with a fair value of $1.3 billion, and other plans with an ABO in excess of the fair value of plan assets had an ABO of $406 million and plan assets with a fair value of $311 million.

In 2018, U.S. plans with a PBO and an ABO in excess of the fair value of plan assets had a PBO of $2.9 billion, an ABO of $2.9 billion, and plan assets of $1.8 billion. U.K. plans with a PBO in excess of the fair value of plan assets had a PBO of $47 million and plan assets with a fair value of $30 million, and plans with an ABO in excess of the fair value of plan assets had an ABO of $47 million and plan assets with a fair value of $30 million. Other plans with a PBO in excess of the fair value of plan assets had a PBO of $1.2 billion and plan assets with a fair value of $1.1 billion, and plans with an ABO in excess of the fair value of plan assets had an ABO of $363 million and plan assets with a fair value of $271 million.
Service cost is reported in Compensation and benefits and all other components are reported in Other income (expense) as follows (in millions):

	U.K.			U.S.			Other
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Interest cost	109	109	123	108	99	96	27	27	26
Expected return on plan assets, net of administration expenses	(191)	(192)	(199)	(136)	(144)	(140)	(40)	(45)	(47)
Amortization of prior-service cost	1	1	1	2	2	2	—	—	—
Amortization of net actuarial loss	29	28	31	53	59	50	12	12	11
Net periodic benefit (income) cost	(52)	(54)	(44)	27	16	8	(1)	(6)	(10)
Settlement expense	5	37	125	—	—	—	—	—	—
Total net periodic benefit cost (income)	$(47)	$(17)	$81	$27	$16	$8	$(1)	$(6)	$(10)

The Company uses a full-yield curve approach in the estimation of the service and interest cost components of net periodic pension and postretirement benefit cost for its major pension and other postretirement benefit plans. This estimation was obtained by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows.
Transfer payments from certain U.K. pension plans exceeded the plan’s service and interest cost. This triggered settlement accounting which required immediate recognition of a portion of the accumulated losses associated with the plan. Consequently, the Company recognized a non-cash settlement charge for approximately £4 million ($5 million using December 31, 2019 exchange rates).
In March 2017, the Company approved a plan to offer a voluntary one-time lump sum payment option to certain eligible employees of the Company’s U.K. pension plans that, if accepted, would settle the Company’s pension obligations to them. The lump sum cash payment offer closed in 2018. As of December 31, 2018, lump sum payments from plan assets of £139 million ($176 million using December 31, 2018 exchange rates) were paid. As a result of this settlement, the Company remeasured the assets and liabilities of the U.K. pension plan during the fourth quarter of 2018, which in aggregate resulted in a reduction to the projected benefit obligation of £122 million ($154 million using December 31, 2018 exchange rates) as well as a non-cash settlement charge of £28 million ($37 million using average exchange rates) for the year ended December 31, 2018.
In total for 2017, lump sum payments from plan assets of £371 million ($496 million using December 31, 2017 exchange rates) were paid. As a result of this settlement, the Company remeasured the assets and liabilities of the U.K. pension plan during the fourth quarter of 2017, which in aggregate resulted in a reduction to the projected benefit obligation of £325 million ($434 million using December 31, 2017 exchange rates) as well as a non-cash settlement charge of £93 million ($125 million using average December 31, 2017 exchange rates) in the fourth quarter of 2017.
The weighted-average assumptions used to determine benefit obligations are as follows:

	U.K.		U.S. (1)		Other
	2019	2018	2019	2018	2019	2018
Discount rate	2.09%	2.95%	2.72 - 3.17%	3.92 - 4.26%	0.91 - 3.10%	1.89 - 3.88%
Rate of compensation increase	3.24 - 3.74%	3.73 - 4.23%	N/A	N/A	1.00 - 3.00%	1.00 - 3.00%
Underlying price inflation	1.78%	1.88%	N/A	N/A	2.00%	2.00%

(1)	U.S. pension plans are frozen and therefore not impacted by compensation increases or price inflation.
The weighted-average assumptions used to determine the net periodic benefit cost are as follows:

	U.K.			U.S.			Other
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Discount rate	2.95%	2.63%	2.77%	3.92 - 4.26%	3.27 - 3.61%	3.53 - 4.11%	1.89 - 3.88%	1.78 - 3.39%	1.85 - 3.81%
Expected return on plan assets, net of administration expenses	3.64%	3.34%	3.36%	7.05%	7.71%	7.88%	2.50 - 4.10%	1.70 - 4.85%	2.68 - 5.15%
Rate of compensation increase	3.73 - 4.23%	3.70 - 4.20%	3.70 - 4.20%	N/A	N/A	N/A	1.00 - 3.00%	1.00 - 3.00%	1.00 - 3.50%

The amounts in Accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost during 2020, not including voluntary one-time lump sum payments, are $68 million in the U.S. and $44 million outside the U.S.
Expected Return on Plan Assets
To determine the expected long-term rate of return on plan assets, the historical performance, investment community forecasts, and current market conditions are analyzed to develop expected returns for each asset class used by the plans. The expected returns for each asset class are weighted by the target allocations of the plans. The expected return of 7.05% on U.S. plan assets reflects a portfolio that is seeking asset growth through a higher equity allocation while maintaining prudent risk levels. The portfolio contains certain assets that have historically resulted in higher returns, as well as other financial instruments to minimize downside risk.
No plan assets are expected to be returned to the Company during 2020.
Fair value of plan assets
The Company determined the fair value of plan assets through numerous procedures based on the asset class and available information. Refer to Note 16 “Fair Value Measurements and Financial Instruments” for a description of the procedures performed to determine the fair value of the plan assets.
The fair values of the Company’s U.S. pension plan assets at December 31, 2019 and December 31, 2018, by asset category, are as follows (in millions):

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents (1)	$77	$77	$—	$—
Equity investments:
Equity securities	195	195	—	—
Equity derivatives	22	—	22	—
Pooled funds (2)	583	—	—	—
Fixed income investments:
Corporate bonds	128	—	128	—
Government and agency bonds	199	162	37	—
Asset-backed securities	3	—	3	—
Pooled funds (2)	545	—	—	—
Other investments:
Real estate (2) (3)	133	—	—	—
Alternative investments (2) (4)	181	—	—	—
Total	$2,066	$434	$190	$—

(1)	Consists of cash and institutional short-term investment funds.

(2)
Certain investments measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the above table are intended to permit reconciliation of the fair values to the amounts presented in the plan assets contained in this Note.

(3)	Consists of property funds and trusts holding direct real estate investments.

(4)	Consists of limited partnerships, private equity, and hedge funds.

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents (1)	$130	$130	$—	$—
Equity investments:
Equity securities	384	384	—	—
Equity derivatives	(14)	—	(14)	—
Pooled funds (2)	285	—	—	—
Fixed income investments:
Corporate bonds	111	—	111	—
Government and agency bonds	126	95	31	—
Asset-backed securities	2	—	2	—
Pooled funds (2)	417	—	—	—
Other investments:
Real estate and REITs (3)	78	78	—	—
Alternative investments (2) (4)	277	—	—	—
Total	$1,796	$687	$130	$—

(1)	Consists of cash and institutional short-term investment funds.

(2)
Certain investments measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the above table are intended to permit reconciliation of the fair values to the amounts presented in the plan assets contained in this Note.

(3)	Consists of exchange traded real estate investment trusts (“REITs”).

(4)	Consists of limited partnerships, private equity, and hedge funds.
The fair values of the Company’s major U.K. pension plan assets at December 31, 2019 and December 31, 2018, by asset category, are as follows (in millions):

		Fair Value Measurements Using
	Balance at December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents (1)	$81	$81	$—	$—
Equity investments:
Pooled funds (2)	119	—	—	—
Fixed income investments:
Derivatives (3)	(1,205)	—	(1,205)	—
Government and agency bonds	2,667	2,667	—	—
Annuities	1,849	—	—	1,849
Pooled funds (2)	1,486	—	—	—
Other investments:
Real estate (2) (4)	180	—	—	—
Alternative investments (2) (5)	782	—	—	—
Total	$5,959	$2,748	$(1,205)	$1,849

(1)	Consists of cash and institutional short-term investment funds.

(2)
Certain investments measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the above table are intended to permit reconciliation of the fair values to the amounts presented in the plan assets contained in this Note.

(3)	Consists of equity securities and equity derivatives, including repurchase agreements.

(4)	Consists of property funds and trusts holding direct real estate investments.

(5)	Consists of limited partnerships, private equity, and hedge funds.

		Fair Value Measurements Using
	Balance at December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents (1)	$96	$96	$—	$—
Equity investments:
Pooled funds (2)	212	—	—	—
Fixed income investments:
Derivatives (3)	(949)	—	(949)	—
Corporate bonds	367	—	367	—
Government and agency bonds	2,079	2,079	—	—
Annuities	1,688	—	—	1,688
Pooled funds (2)	889	—	—	—
Other investments:
Real estate (2) (4)	149	—	—	—
Alternative investments (2) (5)	694	—	—	—
Total	$5,225	$2,175	$(582)	$1,688

(1)	Consists of cash and institutional short-term investment funds.

(2)
Certain investments measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the above table are intended to permit reconciliation of the fair values to the amounts presented in the plan assets contained in this Note.

(3)	Consists of equity securities and equity derivatives, including repurchase agreements.

(4)	Consists of property funds and trusts holding direct real estate investments.

(5)	Consists of limited partnerships, private equity, and hedge funds.

The following table presents the changes in the Level 3 fair-value category in the Company’s U.K. pension plans for the years ended December 31, 2019 and December 31, 2018 (in millions):

Fair Value Measurements Using Level 3 Inputs	Annuities
Balance at January 1, 2018	$1,909
Actual return on plan assets:
Relating to assets still held at December 31, 2018	(122)
Purchases, sales and settlements—net	7
Foreign exchange	(106)
Balance at December 31, 2018	1,688
Actual return on plan assets:
Relating to assets still held at December 31, 2019	113
Foreign exchange	48
Balance at December 31, 2019	$1,849

The fair values of the Company’s other major pension plan assets at December 31, 2019 and December 31, 2018, by asset category, are as follows (in millions):

		Fair Value Measurements Using
	Balance at December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents (1)	$5	$5	$—	$—
Equity investments:
Pooled funds (2)	323	—	—	—
Fixed income investments:
Pooled funds (2)	907	—	—	—
Other investments:
Alternative investments (2) (3)	62	—	—	—
Real estate (2) (4)	6	—	—	—
Total	$1,303	$5	$—	$—

(1)	Consists of cash and institutional short-term investment funds.

(2)
Certain investments measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the above table are intended to permit reconciliation of the fair values to the amounts presented in the plan assets contained in this Note.

(3)	Consists of limited partnerships, private equity, and hedge funds.

(4)	Consists of property funds and trusts holding direct real estate investments.

		Fair Value Measurements Using
	Balance at December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents (1)	$10	$10	$—	$—
Equity investments:
Pooled funds (2)	281	—	—	—
Fixed income investments:
Derivatives	9	—	9	—
Pooled funds (2)	782	—	—	—
Other investments:
Alternative investments (2) (3)	63	—	—	—
Real estate (2) (4)	10	—	—	—
Total	$1,155	$10	$9	$—

(1)	Consists of cash and institutional short-term investment funds.

(2)
Certain investments measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the above table are intended to permit reconciliation of the fair values to the amounts presented in the plan assets contained in this Note.

(3)	Consists of limited partnerships, private equity, and hedge funds.

(4)	Consists of property funds and trusts holding direct real estate investments.
Investment Policy and Strategy
The U.S. investment policy, as established by the Aon Retirement Plan Governance and Investment Committee (“RPGIC”), seeks reasonable asset growth at prudent risk levels within weighted average target allocations. At December 31, 2019, the weighted average targeted allocation for the U.S. plans was 50% for equity investments, 29% for fixed income investments, and 21% for other investments. Aon believes that plan assets are well-diversified and are of appropriate quality. The investment portfolio asset allocation is reviewed quarterly and re-balanced to be within policy target allocations. The investment policy is reviewed at least annually and revised, as deemed appropriate by the RPGIC. The investment policies for international plans are generally established by the local pension plan trustees and seek to maintain the plans’ ability to meet liabilities and to comply with local minimum funding requirements. Plan assets are invested in diversified portfolios that provide adequate levels of return at an acceptable level of risk. The investment policies are reviewed at least annually and revised, as deemed appropriate to ensure that the objectives are being met. At December 31, 2019, the weighted average targeted allocation for the U.K. and non-U.S. plans was 8% for equity investments, 82% for fixed income investments, and 10% for other investments.
Cash Flows
Contributions
Based on current assumptions, in 2020, the Company expects to contribute approximately $5 million, $99 million, and $19 million to its significant U.K., U.S., and other major pension plans, respectively.
Estimated Future Benefit Payments
Estimated future benefit payments for plans, not including voluntary one-time lump sum payments, are as follows at December 31, 2019 (in millions):

	U.K.	U.S.	Other
2020	$164	$186	$43
2021	$154	$190	$44
2022	$160	$192	$46
2023	$167	$189	$46
2024	$172	$181	$47
2025 – 2029	$913	$887	$252

U.S. and Canadian Other Postretirement Benefits
The following table provides an overview of the accumulated projected benefit obligation, fair value of plan assets, funded status and net amount recognized as of December 31, 2019 and 2018 for the Company’s other significant postretirement benefit plans located in the U.S. and Canada (in millions):

	2019	2018
Accumulated projected benefit obligation	$103	$91
Fair value of plan assets	16	14
Funded status	(87)	(77)
Unrecognized prior-service credit	(1)	(1)
Unrecognized (gain) loss	3	(6)
Net amount recognized	$(85)	$(84)

Other information related to the Company’s other postretirement benefit plans are as follows:

	2019	2018	2017
Net periodic benefit cost recognized (millions)	$3	$3	$1
Weighted-average discount rate used to determine future benefit obligations	2.93 - 3.25%	3.91 - 4.26%	3.32 - 3.64%
Weighted-average discount rate used to determine net periodic benefit costs	3.91 - 4.26%	3.32 - 3.64%	3.71 - 4.15%

Based on current assumptions, the Company expects:

•
The amount in Accumulated other comprehensive income expected to be recognized as a component of net periodic benefit cost during 2020 is $0.2 million and $0.8 million of prior service credit and net gain, respectively.

•	To contribute $4 million to fund significant other postretirement benefit plans during 2020.

•	Estimated future benefit payments will be approximately $5 million each year for 2020 through 2024, and $25 million in aggregate for 2025-2029.
The accumulated postretirement benefit obligation is increased by $3 million and decreased by $2 million by a respective 1% increase or decrease to the assumed health care trend rate. The service cost and interest cost components of net periodic benefits cost is increased by $0.1 million and decreased by $0.1 million by a respective 1% increase or decrease to the assumed health care trend rate.

For most of the participants in the U.S. plan, Aon’s liability for future plan cost increases for pre-65 and Medical Supplement plan coverage is limited to 5% per annum. Although the net employer trend rates range from 4% to 7% per year, because of this cap, these plans are effectively limited to 5% per year in the future.